Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Deferred tax liability:
Depreciation for tangible assets	$ 1,293	$ 1,634
Total	$ 1,293	$ 1,634